CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Operating activities
Net loss for the year	$ (5,836,536)	$ (4,865,933)	$ (88,405)
Adjusted for non-cash items:
Shares issued on consulting agreement	0	322,862	0
Share based compensation	1,413,919	3,447,415	0
Impairment of promissory note receivable	85,114	0	0
Impairment of equipment	107,515	0	0
Depreciation (Note 4)	30,529	12,770	0
Financing costs	0	0	55,580
Interest expense	39,215	0	0
Accretion expense	24,680	0	0
Convertible debentures issued for settlement fees	250,000	0	0
Transaction costs	0	(7,591)	0
Write off of receivables	0	0	5,239
Changes in non-cash working capital items:
Prepaid expenses and deposits	(102,235)	(318,903)	(2,620)
Receivables	0	0	(1,600)
Accounts payable and accrued liabilities	1,051,065	231,906	29,386
Cash used in operating activities	(2,936,734)	(1,177,474)	(2,420)
Investing activities
Purchase of equipment	(2,500,373)	(151,188)	0
Investment in OR operations	0	(526,720)	0
Advances to OR operations	0	(610,705)	0
Investment in related party	(500,000)	0	0
Promissory note (Note 14)	(69,312)	(15,802)	0
Cash used in investing activities	(3,069,685)	(1,304,415)	0
Financing activities
Advances from (repayments to) related parties	0	(117,081)	2,420
Issuance of mortgage payable	654,350	0	0
Debenture unit deposits	594,889	0	0
Issuance of promissory notes payable	1,108,627	0	0
Issuance of convertible debentures	350,000	0	0
Proceeds from the exercise of warrants	112,500	0	0
Repayments of related party notes payable	0	(43,681)	0
Proceeds from issuance of common shares	0	5,892,664	0
Proceeds from financing activities	2,820,366	5,731,902	2,420
Effect of exchange rate changes on cash	7,205	684
Net increase (decrease) in cash and cash equivalents	(3,178,848)	3,250,697	0
Cash and cash equivalents, beginning of year	3,250,697	0	0
Cash and cash equivalents, end of year	$ 71,849	$ 3,250,697	$ 0